SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

March 3, 2023

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Future Climate and Sustainable Economy ETF, a series of BlackRock ETF Trust, Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File Nos. 333-228832 and 811-23402)

Ladies and Gentlemen:

On behalf of BlackRock ETF Trust (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a Prospectus relating to BlackRock Future Climate and Sustainable Economy ETF (the “Fund”), a series of the Trust, as well as a Statement of Additional Information. The filing is being made in order to update the Fund’s investment objective and principal investment strategies.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of the Trust on behalf of BlackRock Future Financial and Technology ETF (the “FFT Fund”), which was filed on April 27, 2022 (the “Prior Filing”). While the Prospectus and Statement of Additional Information of the Fund are filed on a stand-alone basis,

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Prospectus:

•	Fund Overview
○	Purchase and Sale of Fund Shares
○	Tax Information
○	Payments to Broker-Dealers and Other Financial Intermediaries
•	Portfolio Holdings Information
•	Management
○	Administrator, Custodian and Transfer Agent
○	Conflicts of Interest
•	Shareholder Information
○	Book Entry
○	Share Prices
○	Dividends and Distributions
○	Taxes
○	Taxes on Distributions
○	Taxes on Sales of Shares
○	FATCA
○	Creations and Redemptions
○	Householding
•	Distribution
•	Disclaimers

Statement of Additional Information

•	Exchange Listing and Trading
•	Portfolio Holdings Information
•	Continuous Offering
•	Investment Advisory, Administrative and Distribution Services
○	Anti-Money Laundering Requirements
○	Distributor
•	Creation and Redemption of Creation Units
○	Role of the Authorized Participant
○	Purchase Orders
○	Timing of Submission of Purchase Orders
○	Issuance of a Creation Unit
○	Cash Redemption Method
○	Custom Baskets
○	Taxation on Creations and Redemptions of Creation Units

•	Taxes
•	Miscellaneous Information

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	Janey Ahn

Jessica Holly